Inventory (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Raw materials	$ 83,956	$ 73,501	$ 109,169
Work in process
Finished goods	1,631	2,267	2,986
Total Inventory	$ 85,587	$ 75,768	$ 112,155